VANECK MORNINGSTAR WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.8%
Banks : 6.6%
Bank of America Corp. 5,082,586 $ 171,130,671
US Bancorp 8,339,870 360,949,573
Wells Fargo & Co. 7,032,945 346,161,553
878,241,797
Capital Goods : 12.9%
3M Co. 1,491,206 163,018,640
Allegion plc 2,922,787 370,287,885
Emerson Electric Co. 1,769,337 172,209,570
Honeywell International, Inc. 785,774 164,784,666
Huntington Ingalls Industries,
Inc. 637,017 165,395,094
Masco Corp. 5,182,228 347,105,631
RTX Corp. 3,885,269 326,906,534
1,709,708,020
Commercial & Professional Services : 5.0%
Equifax, Inc. 1,461,447 361,401,228
TransUnion † 4,400,790 302,378,281
663,779,509
Consumer Discretionary Distribution &
Retail : 3.9%
Amazon.com, Inc. * 1,102,773 167,555,330
Etsy, Inc. * 4,359,131 353,307,567
520,862,897
Consumer Durables & Apparel : 2.4%
NIKE, Inc. 2,909,380 315,871,387
Underline
Financial Services : 11.8%
Berkshire Hathaway, Inc. * 440,373 157,063,434
BlackRock, Inc. 221,730 180,000,414
Charles Schwab Corp. 5,115,772 351,965,114
Intercontinental Exchange, Inc. 2,700,258 346,794,135
MarketAxess Holdings, Inc. 1,242,403 363,837,718
The Bank of New York Mellon
Corp. 3,265,396 169,963,862
1,569,624,677
Food, Beverage & Tobacco : 4.4%
Altria Group, Inc. 3,751,725 151,344,586
Campbell Soup Co. 6,893,011 297,984,866
Kellanova 2,523,544 141,091,345
590,420,797
Health Care Equipment & Services : 7.1%
Medtronic Plc 3,820,954 314,770,191
Veeva Systems, Inc. * 1,596,909 307,436,921
Number
of Shares Value
Health Care Equipment & Services
(continued)
Zimmer Biomet Holdings, Inc. 2,588,575 $ 315,029,577
937,236,689
Household & Personal Products : 2.3%
Estee Lauder Cos, Inc. 2,133,185 311,978,306
Underline
Materials : 7.4%
Corteva, Inc. 6,396,385 306,514,769
Ecolab, Inc. 1,670,048 331,254,021
International Flavors &
Fragrances, Inc. 4,247,223 343,897,646
981,666,436
Media & Entertainment : 7.1%
Alphabet, Inc. * 2,310,390 322,738,379
Comcast Corp. 7,075,358 310,254,449
Walt Disney Co. 3,462,063 312,589,668
945,582,496
Pharmaceuticals, Biotechnology & Life
Sciences : 13.4%
Agilent Technologies, Inc. 2,507,457 348,611,747
Biogen, Inc. * 1,250,364 323,556,692
Bristol-Myers Squibb Co. 3,110,889 159,619,715
Gilead Sciences, Inc. 3,959,785 320,782,183
Pfizer, Inc. 9,907,522 285,237,558
Thermo Fisher Scientific, Inc. 314,212 166,780,587
Waters Corp. * 535,951 176,451,148
1,781,039,630
Semiconductors & Semiconductor
Equipment : 4.0%
Microchip Technology, Inc. 1,960,647 176,811,147
Teradyne, Inc. 3,296,695 357,757,341
534,568,488
Software & Services : 8.8%
Fortinet, Inc. * 2,529,677 148,061,995
Microsoft Corp. 465,967 175,222,231
Roper Technologies, Inc. 307,330 167,547,096
Salesforce, Inc. * 1,338,039 352,091,582
Tyler Technologies, Inc. * 796,294 332,946,447
1,175,869,351
Technology Hardware & Equipment : 2.7%
Keysight Technologies, Inc. * 2,223,989 353,814,410
Underline
Total Common Stocks
(Cost: $12,274,048,973) 13,270,264,890
Total Investments: 99.8%
(Cost: $12,274,048,973) 13,270,264,890
Other assets less liabilities: 0.2% 23,577,037
NET ASSETS: 100.0% $ 13,293,841,927
† Security fully or partially on loan. Total market value of securities on loan is $26,480,834.
* Non-income producing

VANECK MORNINGSTAR WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Summary of Investments by Sector
% of
Investments Value
Health Care 20.5% $ 2,718,276,319
Financials 18.4 2,447,866,474
Industrials 17.9 2,373,487,529
Information Technology 15.6 2,064,252,249
Materials 7.4 981,666,436
Communication Services 7.1 945,582,496
Consumer Staples 6.8 902,399,103
Consumer Discretionary 6.3 836,734,284
100.0% $ 13,270,264,890